May 1, 2008


VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: BlackRock Pacific Fund, Inc.
Post-Effective Amendment No. 42 to the
Registration Statement on Form N-1A
(Securities Act File No. 2-56978, Investment
Company Act File No. 811-2661

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended (the
"1933 Act"), BlackRock Pacific Fund, Inc.
(the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement
of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Fund's
Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment
No. 42 to the Fund's Registration Statement on
Form N-1A was filed electronically with the Securities and Exchange Commission on
April 28, 2008

Very truly yours,

BlackRock Pacific Fund, Inc.

/s/ Denis R. Molleur

Denis R. Molleur
Managing Director
Legal & Compliance